NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Allowance for Uncollectible Lease Payments Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Allowance for uncollectible receivables at the beginning of year	$ 121,442,109	$ 102,069,239	$ 85,225,257
(Reversal of Provision)for lease payment receivables	(25,971)	(192,136)	(10,626)	$ (574,002)
Provision for lease payment receivables	2,284,032	9,687,138	19,368,460	82,159,962
Effect of foreign currency translation	(4,632,814)	9,877,868	(2,513,852)	(703,279)
Allowance for uncollectible receivables at the end of year	119,067,356	121,442,109	102,069,239	85,225,257
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	119,064,028	121,412,692	101,862,247	85,023,066
Collectively evaluated for impairment	3,328	29,417	206,992	202,191
Ending balance	119,067,356	121,442,109	102,069,239	85,225,257
Minimum lease payments receivable
Individually evaluated for impairment	119,064,028	121,412,692	101,862,247	85,572,930
Collectively evaluated for impairment	3,829,130	6,415,200	20,699,228	35,470,224
Ending balance	$ 122,893,158	$ 127,827,892	$ 122,561,475	$ 121,043,154